Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–38.09%
U.S. Treasury Bills–12.24%(a)
U.S. Treasury Bills	0.02%	10/21/2021		$ 13,100	$ 13,098,685
U.S. Treasury Bills	0.03%	12/02/2021		15,580	15,577,624
U.S. Treasury Bills	0.03%	12/09/2021		2,510	2,509,573
					31,185,882
U.S. Treasury Notes–25.85%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)	0.20%	01/31/2022		32,900	32,926,144
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.16%	04/30/2022		32,900	32,927,889
					65,854,033
Total U.S. Treasury Securities (Cost $97,028,384)					97,039,915
			Shares
Money Market Funds–52.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)				55,989,963	55,989,963
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)				20,200,891	20,208,972
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(c)(d)				24,089,943	24,089,943
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)				32,265,100	32,265,100
Total Money Market Funds (Cost $132,553,810)					132,553,978
Options Purchased–0.48%
(Cost $2,207,152)(e)					1,220,400
TOTAL INVESTMENTS IN SECURITIES–90.60% (Cost $231,789,346)					230,814,293
OTHER ASSETS LESS LIABILITIES–9.40%					23,959,607
NET ASSETS–100.00%					$254,773,900
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$43,201,676	$139,167,592	$(126,379,305)	$-	$-	$55,989,963	$9,156
Invesco Liquid Assets Portfolio, Institutional Class	17,065,275	93,259,300	(90,115,649)	2,574	(2,528)	20,208,972	4,128
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	10,541,153	52,506,232	(38,957,442)	-	-	24,089,943	4,897
Invesco Treasury Portfolio, Institutional Class	27,341,344	149,357,248	(144,433,492)	-	-	32,265,100	2,197
Total	$98,149,448	$434,290,372	$(399,885,888)	$2,574	$(2,528)	$132,553,978	$20,378

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(e)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Exchange-Traded Index Options Purchased(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
S&P 500 Index	Put	09/17/2021	9	USD	3,600.00	USD	3,240,000	$7,785
S&P 500 Index	Put	12/17/2021	9	USD	3,625.00	USD	3,262,500	42,975
S&P 500 Index	Put	03/18/2022	9	USD	3,750.00	USD	3,375,000	93,105
S&P 500 Index	Put	04/14/2022	9	USD	3,925.00	USD	3,532,500	131,850
S&P 500 Index	Put	08/20/2021	9	USD	3,975.00	USD	3,577,500	5,625
S&P 500 Index	Put	06/17/2022	9	USD	4,050.00	USD	3,645,000	186,030
S&P 500 Index	Put	01/21/2022	9	USD	4,075.00	USD	3,667,500	112,005
S&P 500 Index	Put	02/18/2022	9	USD	4,075.00	USD	3,667,500	128,700
S&P 500 Index	Put	10/15/2021	9	USD	4,070.00	USD	3,663,000	49,950
S&P 500 Index	Put	11/19/2021	9	USD	4,050.00	USD	3,645,000	71,910
S&P 500 Index	Put	05/20/2022	9	USD	4,025.00	USD	3,622,500	168,120
S&P 500 Index	Put	07/15/2022	9	USD	4,150.00	USD	3,735,000	222,345
Total Index Options Purchased			108					$1,220,400

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	17	September-2021	$1,268,030	$9,649	$9,649
Coffee ’C’	30	September-2021	2,019,938	286,316	286,316
Cotton No. 2	33	December-2021	1,474,935	98,622	98,622
Gasoline Reformulated Blendstock Oxygenate Blending	13	August-2021	1,274,746	72,193	72,193
Gold 100 oz.	19	December-2021	3,452,680	18,274	18,274
KC HRW Wheat	47	December-2021	1,607,988	63,981	63,981
Lean Hogs	9	December-2021	293,940	(10,780)	(10,780)
Live Cattle	22	December-2021	1,167,320	3,400	3,400
LME Nickel	9	December-2021	1,055,673	77,665	77,665
LME Zinc	8	August-2021	520,600	33,060	33,060
Natural Gas	13	November-2021	531,050	46,009	46,009
Silver	26	September-2021	3,321,110	(66,511)	(66,511)
Soybean Meal	40	December-2021	1,415,600	(97,368)	(97,368)
Soybeans	20	November-2021	1,349,250	(98,665)	(98,665)
Sugar No. 11	17	February-2022	350,907	26,014	26,014
WTI Crude	11	September-2021	805,530	166,356	166,356
Subtotal				628,215	628,215
Equity Risk
E-Mini Russell 2000 Index	153	September-2021	16,995,240	(683,183)	(683,183)
EURO STOXX 50 Index	389	September-2021	18,864,119	(164,748)	(164,748)
FTSE 100 Index	198	September-2021	19,173,213	(313,138)	(313,138)
S&P/TSX 60 Index	104	September-2021	20,213,145	392,929	392,929
Tokyo Stock Price Index	151	September-2021	26,220,774	(704,508)	(704,508)
Subtotal				(1,472,648)	(1,472,648)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	297	September-2021	$31,689,922	$883,861	$883,861
Canada 10 Year Bonds	181	September-2021	21,473,077	459,263	459,263
Japan Mini 10 Year Bonds	149	September-2021	20,689,276	66,630	66,630
Long Gilt	117	September-2021	21,107,761	402,788	402,788
U.S. Treasury Long Bonds	56	September-2021	9,224,250	395,571	395,571
Subtotal				2,208,113	2,208,113
Subtotal—Long Futures Contracts				1,363,680	1,363,680
Short Futures Contracts
Commodity Risk
Cocoa	131	December-2021	(3,172,820)	(113,485)	(113,485)
Corn	3	December-2021	(81,788)	7,543	7,543
LME Zinc	8	August-2021	(520,600)	(28,775)	(28,775)
Low Sulphur Gas Oil	5	December-2021	(304,125)	(1,980)	(1,980)
New York Harbor Ultra-Low Sulfur Diesel	3	December-2021	(275,512)	(4,905)	(4,905)
Soybean Oil	4	September-2021	(154,608)	(1,088)	(1,088)
Wheat	3	December-2021	(106,950)	(3,644)	(3,644)
Subtotal				(146,334)	(146,334)
Equity Risk
E-Mini S&P 500 Index	71	September-2021	(15,582,725)	(525,491)	(525,491)
MSCI EAFE Index	225	September-2021	(26,093,250)	448,071	448,071
MSCI Emerging Markets Index	158	September-2021	(10,093,830)	764,569	764,569
Subtotal				687,149	687,149
Interest Rate Risk
Euro-Bund	83	September-2021	(17,384,854)	(478,600)	(478,600)
Subtotal—Short Futures Contracts				62,215	62,215
Total Futures Contracts				$1,425,895	$1,425,895

(a)	Futures contracts collateralized by $22,500,000 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30%	Monthly	4,700	February—2022	$538,352	$—	$18,608	$18,608
Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	314,650	April—2022	83,735,319	—	318,048	318,048
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	13,400	July—2022	1,475,384	—	25,231	25,231
Subtotal — Appreciation								—	361,887	361,887
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1748 Excess Return Index	0.42	Monthly	152,900	April—2022	46,264,635	—	(9,036)	(9,036)
Total — Total Return Swap Agreements								$—	$352,851	$352,851

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.19%	Monthly	928	October—2021	USD	2,053,395	$—	$7,108	$7,108
BNP Paribas S.A.	Receive	MSCI EAFE Momentum Index	1 Month USD LIBOR + 0.21%	Monthly	250	October—2021	USD	1,785,488	—	32,781	32,781
BNP Paribas S.A.	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.16%	Monthly	360	October—2021	USD	1,839,672	—	7,472	7,472
BNP Paribas S.A.	Receive	MSCI EAFE Quality Index	1 Month USD LIBOR + 0.21%	Monthly	1,350	October—2021	USD	6,811,641	—	115,151	115,151
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.170%	Monthly	1,370	September—2021	USD	6,935,009	—	84,830	84,830
BNP Paribas S.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.010%	Monthly	470	September—2021	USD	1,873,903	—	63,211	63,211
BNP Paribas S.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR + 0.010%	Monthly	1,610	September—2021	USD	6,775,073	—	146,913	146,913
Goldman Sachs International	Receive	MSCI EAFE Minimum Volatility Index	1 Month USD LIBOR + 0.33%	Monthly	3,050	October—2021	USD	6,671,631	—	100,498	100,498
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EAFE Momentum Index	1 Month USD LIBOR + 0.16%	Monthly	960	August—2021	USD	6,663,542	—	318,609	318,609
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.89%	Monthly	5,110	October—2021	USD	10,191,435	—	106,850	106,850
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.84%	Monthly	740	October—2021	USD	10,033,408	—	277,422	277,422
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.28%	Monthly	1,760	August—2021	USD	6,921,976	—	331,899	331,899
Subtotal — Appreciation									—	1,592,744	1,592,744
Equity Risk
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.8%	Monthly	1,250	November—2021	USD	2,593,138	—	(73,987)	(73,987)
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.76%	Monthly	177	November—2021	USD	2,585,253	—	(119,014)	(119,014)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.13%	Monthly	346	November—2021	USD	1,773,665	—	(1,543)	(1,543)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI USA Quality Index	1 Month USD LIBOR	Monthly	436	November—2021	USD	1,878,480	—	(3,955)	(3,955)
Subtotal — Depreciation									—	(198,499)	(198,499)
Total — Total Return Swap Agreements									$—	$1,394,245	$1,394,245

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
Macquarie F6 Carry Alpha Index
	Long Futures Contracts
	Brent Crude	7.88%
	Coffee ’C’	3.40
	Copper	5.48
	Corn	5.18
	Gasoline Reformulated Blendstock Oxygenate Blending	2.87
	Gold	16.39
	Live Cattle	3.56
	LME Aluminum	4.50
	LME Nickel	2.46
	LME Zinc	2.86
	Low Sulphur Gasoil	3.07
	Natural Gas	9.83
	New York Harbor Ultra-Low Sulfur Diesel	2.49
	Silver	3.42
	Soybean Meal	2.47
	Soybean Oil	3.85
	Soybeans	4.85
	Sugar No. 11	2.87
	Wheat	2.65
	WTI Crude	9.92
	Total	100.00%
	Short Futures Contracts
	Brent Crude	(7.88)%
	Coffee ’C’	(3.40)
	Copper	(5.48)
	Corn	(5.18)
	Gasoline Reformulated Blendstock Oxygenate Blending	(2.87)
	Gold	(16.39)
	Live Cattle	(3.56)
	LME Aluminum	(4.50)
	LME Nickel	(2.46)
	LME Zinc	(2.86)
	Low Sulphur Gasoil	(3.07)
	Natural Gas	(9.83)
	New York Harbor Ultra-Low Sulfur Diesel	(2.49)
	Silver	(3.42)
	Soybean Meal	(2.47)
	Soybean Oil	(3.85)
	Soybeans	(4.85)
	Sugar No. 11	(2.87)
	Wheat	(2.65)
	WTI Crude	(9.92)
	Total	(100.00)%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
Barclays Commodity Strategy 1748 Excess Return Index
	Long Futures Contracts
	Brent Crude	7.88%
	Coffee ’C’	3.40
	Copper	5.48
	Corn	5.18
	Gasoline Reformulated Blendstock Oxygenate Blending	2.87
	Gold	16.39
	Live Cattle	3.56
	LME Aluminum	4.50
	LME Nickel	2.46
	LME Zinc	2.86
	Low Sulphur Gasoil	3.07
	Natural Gas	9.83
	New York Harbor Ultra-Low Sulfur Diesel	2.49
	Silver	3.42
	Soybean Meal	2.47
	Soybean Oil	3.85
	Soybeans	4.85
	Sugar No. 11	2.87
	Wheat	2.65
	WTI Crude	9.92
	Total	100.00%
	Short Futures Contracts
	Brent Crude	(7.88)%
	Coffee ’C’	(3.40)
	Copper	(5.48)
	Corn	(5.18)
	Gasoline Reformulated Blendstock Oxygenate Blending	(2.87)
	Gold	(16.39)
	Live Cattle	(3.56)
	LME Aluminum	(4.50)
	LME Nickel	(2.46)
	LME Zinc	(2.86)
	Low Sulphur Gasoil	(3.07)
	Natural Gas	(9.83)
	New York Harbor Ultra-Low Sulfur Diesel	(2.49)
	Silver	(3.42)
	Soybean Meal	(2.47)
	Soybean Oil	(3.85)
	Soybeans	(4.85)
	Sugar No. 11	(2.87)
	Wheat	(2.65)
	WTI Crude	(9.92)
	Total	(100.00)%

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Abbreviations:
LIBOR	—London Interbank Offered Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$97,039,915	$—	$97,039,915
Money Market Funds	132,553,978	—	—	132,553,978
Options Purchased	1,220,400	—	—	1,220,400
Total Investments in Securities	133,774,378	97,039,915	—	230,814,293
Other Investments - Assets*
Futures Contracts	4,722,764	—	—	4,722,764
Swap Agreements	—	1,954,631	—	1,954,631
	4,722,764	1,954,631	—	6,677,395
Other Investments - Liabilities*
Futures Contracts	(3,296,869)	—	—	(3,296,869)
Swap Agreements	—	(207,535)	—	(207,535)
	(3,296,869)	(207,535)	—	(3,504,404)
Total Other Investments	1,425,895	1,747,096	—	3,172,991
Total Investments	$135,200,273	$98,787,011	$—	$233,987,284

*	Unrealized appreciation (depreciation).
Invesco Macro Allocation Strategy Fund